Cover	Jul. 02, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42124
Entity Registrant Name	WESTERN ACQUISITION VENTURES CORP.
Entity Central Index Key	0001868419
Entity Tax Identification Number	86-3720717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	42 Broadway, 12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	310
Local Phone Number	740-0710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Common Stock And One Redeemable Wwarrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one redeemable warrant
Trading Symbol	WAVSU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	WAVS
Security Exchange Name	NASDAQ
Redeemable Wwarrants Each Exercisable For A Share Of Common Stock At An Eexercise Price Of Dollar 11. 50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for a share of common stock at an exercise price of $11.50 per share
Trading Symbol	WAVSW
Security Exchange Name	NASDAQ